DEBT AND CREDIT FACILITY - Outstanding Debt (Details) - USD ($)	Dec. 31, 2019	Mar. 19, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 284,049,000		$ 247,551,000
Current portion of non-current borrowings	(114,280,000)		0
Non-current portion of non-current borrowings	169,769,000		247,551,000
Convertible Note
Disclosure of detailed information about borrowings [line items]
Carrying amount	284,049,000		247,551,000
2013 Notes
Disclosure of detailed information about borrowings [line items]
Carrying amount	114,280,000		247,551,000
Non-current portion of non-current borrowings	115,000,000		265,000,000
2019 Notes
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 169,769,000	$ 230,000,000	$ 0